Summary of Significant Accounting Policies - Property, plant and equipment, net (Details)	Dec. 31, 2023
Buildings and constructions
Property, Plant and Equipment [Line Items]
Useful lives	20 years
Production facilities
Property, Plant and Equipment [Line Items]
Useful lives	10 years
Production facilities | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	10 years
Charging & battery swap equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Charging & battery swap equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	8 years
R&D equipment
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Purchased software | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Purchased software | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	1 year
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	10 years
Vehicles for corporate use or subscription
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Others | Minimum
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Others | Maximum
Property, Plant and Equipment [Line Items]
Useful lives	5 years